Consolidated Balance Sheets (USD $)	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013
Current assets
Cash	$ 8,224,718	$ 5,934,534	$ 527
Restricted cash	450,055	0
Note receivable - related party		0	163,829
Interest receivable - related party		0	3,341
Inventory	92,425	289,600	223,000
Due from related party		0	183,346
Deferred financing, net		0	146,037
Other current assets	175,023	83,425	95,469
Total current assets	8,942,221	6,307,559	815,549
Non-current assets
Fixed assets, net	2,303,080	337,932	275,717
Intangible assets, net	60,729	9,161	12,705
Deposit	750,000	750,000	0
Total non-current assets	3,113,809	1,097,093	288,422
Total Assets	12,056,030	7,404,652	1,103,971
Current liabilities:
Accounts payable and accrued expenses	1,325,754	460,311	188,346
Accounts payable and accrued expenses - related party	0	397,055	807,001
Convertible notes payable	60,000	60,000	3,732,500
Deferred lease liability, current portion	96,015	0
Lease payable, current portion	92,912	0
Interest payable	12,579	11,079	380,575
Warrant derivative liability	211,221	35,595	157,761
Total current liabilities	1,798,481	964,040	5,266,183
Non-current liabilities:
Deferred lease liability, less current portion	506,499	33,881	0
Lease payable, less current portion	46,946	0
Total non-current liabilities	553,445	33,881	0
Total Liabilities	2,351,926	997,921	5,266,183
Commitments and Contingencies (Note 10)
Stockholders' equity:
Preferred stock, $0.001 par value; 20,000,000 shares authorized; none issued and outstanding	0	0	0
Common stock, $0.001 par value, 200,000,000 shares authorized; 23,535,740 and 18,091,792 shares issued and outstanding, March 31, 2015 and June 30, 2014, respectively	23,536	18,092	6,667
Additional paid-in capital	35,750,392	24,135,563	3,847,591
Accumulated deficit	(26,069,824)	(17,746,924)	(8,016,470)
Total stockholders' equity	9,704,104	6,406,731	(4,162,212)
Total Liabilities and Stockholders' Equity	$ 12,056,030	$ 7,404,652	$ 1,103,971